Consolidated Statements of Financial Position - CAD ($) $ in Millions	Aug. 31, 2018		Aug. 31, 2017
Current
Cash	$ 384		$ 507
Accounts receivable [note 4]	255		286
Inventories [note 5]	101		109
Other current assets [note 6]	286		155
Assets held for sale [note 3]			61
Total current assets	1,026		1,118
Investments and other assets [notes 7 and 29]	660		937
Property, plant and equipment [note 8]	4,672		4,344
Other long-term assets [note 9]	300		255
Deferred income tax assets [note 24]	4		4
Intangibles [note 10]	7,482		7,435
Goodwill [note 10]	280		280
Total assets	14,424		14,373
Current
Short-term borrowings [note 11]	40
Accounts payable and accrued liabilities [note 12]	971	[1]	913
Provisions [note 13]	245		76
Income taxes payable	133		151
Unearned revenue	221		211
Current portion of long-term debt [notes 14 and 29]	1		2
Liabilities held for sale [note 3]			39
Total current liabilities	1,611		1,392
Long-term debt [notes 14 and 29]	4,310		4,298
Other long-term liabilities [notes 15 and 27]	13		114
Provisions [note 13]	179		67
Deferred credits [note 16]	460		490
Deferred income tax liabilities [note 24]	1,894		1,858
Total liabilities	8,467		8,219
Commitments and contingencies [note 14, 26 and 27]
Shareholders' equity
Common and preferred shareholders	5,956		6,153
Non-controlling interests in subsidiaries	1		1
Total equity	5,957		6,154
Total liabilities and shareholders' equity	$ 14,424		$ 14,373

[1]	Includes accrued interest and dividends of $227.